Cash and Cash Equivalents - Summary of Cash and Cash Equivalents Denominated in the Functional Currency of the Subsidiary Undertaking or Other Currencies (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 3,139	£ 2,526
Functional Currency
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	2,597	2,199
US Dollar
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	197	127
Euro
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	170	64
Other Currencies
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 175	£ 136